UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

8/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par		Value ($)
Bonds – 130.8%
Aerospace – 2.7%
Bombardier, Inc., 6.3%, 2014 (n)		$640,000	$614,400
DRS Technologies, Inc., 6.875%, 2013		355,000	359,438
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		400,000	392,000
Vought Aircraft Industries, Inc., 8%, 2011		430,000	396,675
			$1,762,513
Airlines – 0.6%
Continental Airlines, Inc., 7.339%, 2014		$524,000	$391,690
Apparel Manufacturers – 0.6%
Broder Brothers Co., 11.25%, 2010		$260,000	$179,400
Hanesbrands, Inc., FRN, 6.508%, 2014		220,000	190,300
			$369,700
Asset Backed & Securitized – 6.9%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		$175,928	$149,876
Banc of America Commercial Mortgage, Inc., 6.388%, 2051 (z)		450,000	259,767
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017		176,159	150,344
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		600,000	505,807
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017		275,000	135,138
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		197,320	166,566
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		415,000	354,455
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		354,818	296,537
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		250,617	158,302
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		404,598	247,543
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		1,169,622	675,227
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		155,000	96,508
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		155,000	95,312
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		450,000	377,564
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		125,000	106,445
Wachovia Bank Commercial Mortgage Trust, FRN, 5.883%, 2047		250,000	152,378
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		175,000	101,273
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		450,000	386,085
			$4,415,127
Automotive – 4.8%
Accuride Corp., 8.5%, 2015		$110,000	$70,950
Allison Transmission, Inc., 11%, 2015 (n)		690,000	634,800
FCE Bank PLC, 7.125%, 2012	EUR	350,000	426,120
Ford Motor Credit Co. LLC, 9.75%, 2010		$205,000	178,598
Ford Motor Credit Co. LLC, 7.8%, 2012		710,000	527,292
Ford Motor Credit Co. LLC, 12%, 2015		292,000	247,001
Ford Motor Credit Co. LLC, 8%, 2016		390,000	281,008
General Motors Corp., 8.375%, 2033		738,000	365,310
Goodyear Tire & Rubber Co., 8.625%, 2011		107,000	110,210
Goodyear Tire & Rubber Co., 9%, 2015		244,000	250,710
			$3,091,999
Broadcasting – 7.5%
Allbritton Communications Co., 7.75%, 2012		$685,000	$613,075
CanWest MediaWorks LP, 9.25%, 2015 (n)		380,000	296,400
DIRECTV Holdings LLC, 7.625%, 2016 (n)		440,000	438,900
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012		460,000	468,625
Lamar Media Corp., 6.625%, 2015		830,000	736,625
Lamar Media Corp., “C”, 6.625%, 2015		295,000	261,444
LBI Media, Inc., 8.5%, 2017 (n)		210,000	152,512
LIN TV Corp., 6.5%, 2013		460,000	377,200
Local TV Finance LLC, 9.25%, 2015 (n)(p)		410,000	303,400
Newport Television LLC, 13%, 2017 (n)(p)		430,000	324,650

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014		$390,000	$319,800
Univision Communications, Inc., 9.75%, 2015 (n)(p)		665,000	475,475
Young Broadcasting, Inc., 8.75%, 2014		120,000	39,300
			$4,807,406
Brokerage & Asset Managers – 0.8%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$605,000	$524,837
Building – 1.9%
Associated Materials, Inc., 9.75%, 2012		$105,000	$104,738
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		270,000	180,900
Building Materials Corp. of America, 7.75%, 2014		370,000	305,250
Nortek Holdings, Inc., 10%, 2013 (n)		210,000	196,350
Nortek Holdings, Inc., 8.5%, 2014		260,000	158,600
Ply Gem Industries, Inc., 9%, 2012		360,000	198,000
Ply Gem Industries, Inc., 11.75%, 2013 (n)		120,000	109,200
			$1,253,038
Business Services – 2.0%
First Data Corp., 9.875%, 2015 (n)		$645,000	$556,312
SunGard Data Systems, Inc., 9.125%, 2013		275,000	279,125
SunGard Data Systems, Inc., 10.25%, 2015		477,000	480,579
			$1,316,016
Cable TV – 5.9%
Cablevision Systems Corp., 8%, 2012		$325,000	$321,750
CCH I Holdings LLC, 11%, 2015		685,000	525,738
CCH II Holdings LLC, 10.25%, 2010		560,000	537,600
CCO Holdings LLC, 8.75%, 2013		1,020,000	961,350
CSC Holdings, Inc., 7.625%, 2011		585,000	587,925
Mediacom LLC, 9.5%, 2013		370,000	357,975
NTL Cable PLC, 9.125%, 2016		100,000	95,250
Virgin Media Finance PLC, 8.75%, 2014		180,000	171,900
Virgin Media Finance PLC, 8.75%, 2014	EUR	160,000	212,400
			$3,771,888
Chemicals – 5.2%
Chemtura Corp., 6.875%, 2016		$400,000	$338,000
Huntsman International LLC, 6.875%, 2013	EUR	200,000	256,699
Huntsman International LLC, 7.875%, 2014		$370,000	344,100
Innophos, Inc., 8.875%, 2014		735,000	753,375
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		340,000	302,600
Momentive Performance Materials, Inc., 9.75%, 2014		110,000	99,275
Momentive Performance Materials, Inc., 11.5%, 2016		435,000	339,300
Nalco Co., 7.75%, 2011		330,000	334,125
Nalco Co., 8.875%, 2013		535,000	556,400
			$3,323,874
Consumer Goods & Services – 3.6%
Corrections Corp. of America, 6.25%, 2013		$175,000	$171,500
GEO Group, Inc., 8.25%, 2013		435,000	439,350
Jarden Corp., 7.5%, 2017		250,000	222,500
KAR Holdings, Inc., 10%, 2015		375,000	315,937
Service Corp. International, 7.375%, 2014		50,000	48,750
Service Corp. International, 6.75%, 2016		205,000	188,600
Service Corp. International, 7%, 2017		785,000	732,012
Ticketmaster, 10.75%, 2016 (z)		165,000	169,125
			$2,287,774

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 2.8%
Crown Americas LLC, 7.625%, 2013	$215,000	$218,763
Crown Americas LLC, 7.75%, 2015	530,000	543,250
Graham Packaging Co. LP, 9.875%, 2014	400,000	351,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013	650,000	669,500
		$1,782,513
Defense Electronics – 1.0%
L-3 Communications Corp., 5.875%, 2015	$340,000	$320,450
L-3 Communications Corp., 6.375%, 2015	310,000	296,825
		$617,275
Electronics – 1.0%
Flextronics International Ltd., 6.25%, 2014	$345,000	$318,262
Spansion LLC, 11.25%, 2016 (n)	515,000	321,875
		$640,137
Energy – Independent – 5.9%
Chaparral Energy, Inc., 8.875%, 2017	$230,000	$199,525
Chesapeake Energy Corp., 7%, 2014	195,000	193,050
Chesapeake Energy Corp., 6.375%, 2015	410,000	381,300
Forest Oil Corp., 7.25%, 2019 (n)	170,000	156,400
Hilcorp Energy I LP, 9%, 2016 (n)	165,000	160,875
Mariner Energy, Inc., 8%, 2017	205,000	187,575
Newfield Exploration Co., 6.625%, 2014	280,000	263,550
OPTI Canada, Inc., 8.25%, 2014	605,000	604,244
Plains Exploration & Production Co., 7%, 2017	480,000	432,000
Quicksilver Resources, Inc., 7.125%, 2016	520,000	452,400
SandRidge Energy, Inc., 8%, 2018 (n)	455,000	426,562
Southwestern Energy Co., 7.5%, 2018 (n)	360,000	368,100
		$3,825,581
Entertainment – 0.9%
AMC Entertainment, Inc., 11%, 2016	$325,000	$329,875
Marquee Holdings, Inc., 9.505%, 2014	300,000	238,500
		$568,375
Financial Institutions – 1.5%
General Motors Acceptance Corp., 6.875%, 2011	$1,258,000	$780,639
General Motors Acceptance Corp., 8%, 2031	317,000	170,974
		$951,613
Food & Beverages – 2.4%
ARAMARK Corp., 8.5%, 2015	$520,000	$523,900
B&G Foods, Inc., 8%, 2011	325,000	318,500
Dean Foods Co., 7%, 2016	435,000	402,375
Del Monte Corp., 6.75%, 2015	335,000	314,900
		$1,559,675
Forest & Paper Products – 2.9%
Abitibi-Consolidated, Inc., 8.375%, 2015	$380,000	$155,800
Bowater, Inc., 6.5%, 2013	500,000	277,500
Georgia-Pacific Corp., 7.125%, 2017 (n)	190,000	176,225
Georgia-Pacific Corp., 8%, 2024	425,000	388,875
Graphic Packaging International Corp., 9.5%, 2013	340,000	319,600
Millar Western Forest Products Ltd., 7.75%, 2013	375,000	228,750
NewPage Holding Corp., 10%, 2012	90,000	87,300
Smurfit-Stone Container Corp., 8%, 2017	315,000	252,000
		$1,886,050
Gaming & Lodging – 8.6%
Circus & Eldorado Joint Venture, 10.125%, 2012	$300,000	$274,500

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Firekeepers Development Authority, 13.875%, 2015 (z)		$335,000	$309,037
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		900,000	425,250
Galaxy Entertainment Finance Co. Ltd., 9.875%, 2012 (n)		350,000	329,000
Harrah’s Operating Co., Inc., 5.5%, 2010		205,000	172,200
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		1,060,000	712,850
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		310,000	186,000
Host Hotels & Resorts, Inc., 7.125%, 2013		205,000	193,212
Host Hotels & Resorts, Inc., 6.75%, 2016		160,000	137,600
Jacobs Entertainment, Inc., 9.75%, 2014		365,000	259,150
MGM Mirage, 8.375%, 2011		535,000	485,512
MGM Mirage, 5.875%, 2014		180,000	144,000
Pinnacle Entertainment, Inc., 7.5%, 2015		710,000	550,250
Station Casinos, Inc., 6%, 2012		245,000	170,887
Station Casinos, Inc., 6.875%, 2016		715,000	311,025
Station Casinos, Inc., 6.625%, 2018		875,000	363,125
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		1,105,000	505,537
			$5,529,135
Industrial – 2.5%
Blount, Inc., 8.875%, 2012		$335,000	$341,700
JohnsonDiversey Holdings, Inc., 10.67%, 2013		450,000	452,250
JohnsonDiversey, Inc., 9.625%, 2012	EUR	100,000	140,818
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$675,000	686,812
			$1,621,580
Insurance – Property & Casualty – 0.7%
USI Holdings Corp., 9.75%, 2015 (n)		$575,000	$458,562
Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014		$400,000	$389,000
Major Banks – 1.1%
Bank of America Corp., 8% to 2018, FRN to 2049		$330,000	$294,091
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		470,000	426,995
			$721,086
Market Index Securities – 2.9%
Dow Jones CDX High Yield Index, 7.625%, 2012 (z)		$1,980,000	$1,848,825
Medical & Health Technology & Services – 10.9%
Biomet, Inc., 10%, 2017		$405,000	$437,400
Biomet, Inc., 11.625%, 2017		480,000	504,600
Community Health Systems, Inc., 8.875%, 2015		1,050,000	1,060,500
Cooper Cos., Inc., 7.125%, 2015		310,000	297,600
DaVita, Inc., 7.25%, 2015		1,030,000	1,013,263
HCA, Inc., 6.375%, 2015		520,000	429,000
HCA, Inc., 9.25%, 2016		1,095,000	1,126,481
HCA, Inc., 9.625%, 2016		530,000	534,637
Psychiatric Solutions, Inc., 7.75%, 2015		235,000	227,950
U.S. Oncology, Inc., FRN, 7.949%, 2012 (p)		279,000	223,200
U.S. Oncology, Inc., 10.75%, 2014		300,000	300,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)		400,000	398,000
VWR Funding, Inc., 10.25%, 2015 (p)		525,000	477,750
			$7,031,131
Metals & Mining – 5.2%
Arch Western Finance LLC, 6.75%, 2013		$255,000	$254,363
FMG Finance Ltd., 10.625%, 2016 (n)		670,000	750,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		1,230,000	1,303,800
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		555,000	556,465

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Metals & Mining – continued
Peabody Energy Corp., 7.375%, 2016		$480,000	$494,400
			$3,359,428
Municipals – 1.9%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$575,000	$604,049
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		315,000	293,615
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		420,000	330,834
			$1,228,498
Natural Gas – Distribution – 1.1%
AmeriGas Partners LP, 7.125%, 2016		$335,000	$311,550
Inergy LP, 6.875%, 2014		450,000	405,000
			$716,550
Natural Gas – Pipeline – 4.7%
Atlas Pipeline Partners LP, 8.125%, 2015		$165,000	$157,575
Atlas Pipeline Partners LP, 8.75%, 2018 (n)		250,000	243,750
Colorado Interstate Gas Co., 6.8%, 2015		91,000	91,945
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		115,000	116,265
El Paso Corp., 6.875%, 2014		325,000	321,957
El Paso Corp., 7.25%, 2018		295,000	289,837
Williams Cos., Inc., 6.375%, 2010 (n)		935,000	949,025
Williams Cos., Inc., 8.125%, 2012		140,000	148,750
Williams Cos., Inc., 7.75%, 2031		215,000	220,912
Williams Partners LP, 7.25%, 2017		500,000	501,250
			$3,041,266
Network & Telecom – 6.2%
Cincinnati Bell, Inc., 8.375%, 2014		$455,000	$430,544
Cincinnati Bell, Inc., 7%, 2015		395,000	363,400
Citizens Communications Co., 9.25%, 2011		305,000	315,675
Citizens Communications Co., 7.875%, 2027		325,000	279,500
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	318,600
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	206,145
Qwest Capital Funding, Inc., 7.25%, 2011		430,000	413,337
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	227,500
Qwest Corp., 7.875%, 2011		125,000	124,062
Qwest Corp., 8.875%, 2012		515,000	518,862
Qwest Corp., 7.5%, 2014		145,000	134,487
Windstream Corp., 8.625%, 2016		650,000	643,500
			$3,975,612
Oil Services – 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$345,000	$324,300
Seitel, Inc., 9.75%, 2014		220,000	195,250
			$519,550
Pharmaceuticals – 0.3%
Rotavax LLC, FRN, 8.04%, 2014 (z)		$235,438	$220,135
Pollution Control – 0.5%
Allied Waste North America, Inc., 7.875%, 2013		$340,000	$347,650
Printing & Publishing – 4.2%
American Media Operations, Inc., 10.25%, 2009 (z)		$15,926	$11,945
American Media Operations, Inc., “B”, 10.25%, 2009		438,000	328,500
Dex Media West LLC, 9.875%, 2013		978,000	753,060
Dex Media, Inc., 0% to 2008, 9% to 2013		250,000	145,000
Idearc, Inc., 8%, 2016		642,000	290,505
Morris Publishing, 7%, 2013		310,000	148,800
Nielsen Finance LLC, 10%, 2014		510,000	516,375

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Printing & Publishing – continued
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		$255,000	$174,675
Quebecor World, Inc., 6.125%, 2013 (d)		240,000	85,800
R.H. Donnelley Corp., 8.875%, 2016		515,000	270,375
			$2,725,035
Railroad & Shipping – 1.0%
American Railcar Industries, Inc., 7.5%, 2014		$260,000	$240,500
TFM S.A. de C.V., 9.375%, 2012		410,000	428,450
			$668,950
Retailers – 0.8%
Couche-Tard, Inc., 7.5%, 2013		$70,000	$65,275
General Nutrition Centers, Inc., 7.199%, 2014 (p)		205,000	178,094
Sally Beauty Holdings, Inc., 10.5%, 2016		260,000	261,300
			$504,669
Specialty Chemicals – 0.4%
INVISTA, 9.25%, 2012 (n)		$285,000	$283,219
Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013		$295,000	$268,450
Telecommunications – Wireless – 3.9%
Alltel Corp., 7%, 2012		$519,000	$533,273
MetroPCS Wireless, Inc., 9.25%, 2014		315,000	312,244
Rural Cellular Corp., FRN, 8.55%, 2012		320,000	326,400
Rural Cellular Corp., FRN, 5.681%, 2013		355,000	362,100
U.S. Unwired, Inc., 10%, 2012		500,000	525,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		415,000	425,375
			$2,484,392
Telephone Services – 0.5%
Embarq Corp., 7.082%, 2016		$160,000	$148,452
Embarq Corp., 7.995%, 2036		160,000	141,196
			$289,648
Tobacco – 1.0%
Alliance One International, Inc., 8.5%, 2012		$295,000	$276,563
Reynolds American, Inc., 7.625%, 2016		345,000	357,758
			$634,321
Transportation – Services – 1.5%
Eurocar Groupe S.A., FRN, 8.465%, 2013 (n)	EUR	300,000	$316,840
Hertz Corp., 8.875%, 2014		$535,000	500,894
Quality Distribution, Inc., 9%, 2010		265,000	149,725
			$967,459
Utilities – Electric Power – 8.2%
AES Corp., 7.75%, 2014		$495,000	$492,525
Dynegy Holdings, Inc., 7.5%, 2015		130,000	122,200
Dynegy Holdings, Inc., 7.125%, 2018		540,000	469,800
Edison Mission Energy, 7%, 2017		550,000	526,625
Mirant North America LLC, 7.375%, 2013		435,000	431,737
NRG Energy, Inc., 7.25%, 2014		225,000	221,906
NRG Energy, Inc., 7.375%, 2016		1,420,000	1,402,250
NRG Energy, Inc., 7.375%, 2017		245,000	239,487
Reliant Energy, Inc., 7.875%, 2017		485,000	468,025
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)		880,000	877,800
			$5,252,355
Total Bonds			$84,233,587

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans – 7.8% (g)(r)
Aerospace – 0.7%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$27,154	$25,283
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	464,786	432,759
		$458,042
Automotive – 1.1%
Federal-Mogul Corp., Term Loan B, 4.41%, 2014	$272,438	$209,777
Ford Motor Co., Term Loan B, 5.47%, 2013	500,255	387,519
Mark IV Industries, Inc., Second Lien Term Loan, 11.39%, 2011	309,983	123,993
		$721,289
Broadcasting – 0.5%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$310,217	$254,378
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	109,976	90,181
		$344,559
Business Services – 0.5%
First Data Corp., Term Loan B-1, 5.25%, 2014	$374,215	$342,926
Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$97,621	$97,133
Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.72%, 2014 (o)	$525,000	$263,814
Medical & Health Technology & Services – 0.8%
Community Health Systems, Inc., Delayed Draw Term Loan, 1%, 2014 (q)	$13,640	$12,892
Community Health Systems, Inc., Term Loan B, 4.98%, 2014	266,584	251,952
HCA, Inc., Term Loan B, 5.05%, 2013	241,954	226,580
		$491,424
Printing & Publishing – 0.5%
Idearc, Inc., Term Loan B, 4.79%, 2014	$33,252	$23,276
Tribune Co., Incremental Term Loan, 0%, 2014 (o)	411,944	271,883
		$295,159
Retailers – 0.2%
Burlington Coat Factory, Term Loan B, 0%, 2013 (o)	$116,637	$90,320
Specialty Stores – 0.4%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$365,028	$281,414
Telecommunications – Wireless – 1.4%
ALLTEL Communications, Inc., Term Loan B-2, 5.06%, 2015	$249,372	$246,442
Wind Acquisition Holdings Syndicated Loan, 12.61%, 2011	705,171	661,097
		$907,539
Utilities – Electric Power – 1.1%
Calpine Corp., DIP Term Loan, 5.69%, 2014	$290,358	$269,670
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.27%, 2014	474,865	441,624
		$711,294
Total Floating Rate Loans		$5,004,913
Common Stocks – 2.5%
Automotive – 0.1%
General Motors Corp.	4,400	$44,000
Cable TV – 0.9%
Cablevision Systems Corp., “A”	4,000	$129,080
Comcast Corp., “A”	16,000	338,880
Time Warner Cable, Inc., “A” (a)	3,900	104,325
		$572,285
Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	3,100	$17,391

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.0%
Intel Corp.				1,200	$27,444
Energy – Integrated – 0.1%
Chevron Corp.				900	$77,688
Forest & Paper Products – 0.1%
Louisiana-Pacific Corp.				4,100	$39,934
Gaming & Lodging – 0.4%
MGM Mirage (a)				1,700	$59,823
Pinnacle Entertainment, Inc. (a)				15,700	174,113
					$233,936
Major Banks – 0.2%
Bank of America Corp.				2,300	$71,622
JPMorgan Chase & Co.				800	30,792
					$102,414
Telephone Services – 0.2%
Windstream Corp.				10,900	$135,378
Trucking – 0.0%
Quality Distribution, Inc. (a)(z)				2,687	$12,092
Utilities – Electric Power – 0.5%
Reliant Energy, Inc. (a)				18,800	$320,164
Total Common Stocks					$1,582,726
Preferred Stocks – 0.7%
Brokerage & Asset Managers – 0.7%
Merrill Lynch Co., Inc., 0%, 0				$22,000	$478,280

	Strike Price		First Exercise
Warrants – 0.0%
Broadcasting – 0.0%
SIRIUS XM Radio, Inc. (1share for 1 warrant) (a)		$9.83	9/16/00	600	$150
Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0
Total Warrants					$150

Issuer				Shares/Par	Value ($)
Repurchase Agreements – 2.6%
Merrill Lynch & Co., 2.13%, dated 8/29/08, due 9/02/08, total to be received $1,642,389 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)				$1,642,000	$1,642,000
Total Investments					$92,941,656

Other Assets, Less Liabilities – (44.4)%					(28,563,714)
Net Assets – 100.0%					$64,377,942

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,630,209, representing 19.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/22/07 - 11/28/07	$14,822	$11,945
Banc of America Commercial Mortgage, Inc., 6.388%, 2051	6/19/08	325,497	259,767
Dow Jones CDX High Yield Index, 7.625%, 2012	5/07/07	1,968,863	1,848,825
Firekeepers Development Authority, 13.875%, 2015	4/22/08	326,833	309,037
Jazztel PLC (Warrants)	11/29/00	602	—
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	206,145
Quality Distribution, Inc.	12/28/06	—	12,092
Rotavax LLC, 8.04%, 2014	6/06/06 - 2/06/07	235,450	220,135
Ticketmaster, 10.75%, 2016	7/16/08 - 7/17/08	166,500	169,125
Total Restricted Securities			$3,037,071

% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR        Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,061,006	$90,880,650	$—	$92,941,656
Other Financial Instruments	$—	$79,478	$—	$79,478

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/01/07	$679,650	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(75,601)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(604,049)	—
Balance as of 8/31/08	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,552,608

Gross unrealized appreciation	$809,837
Gross unrealized depreciation	(9,420,789)

Net unrealized appreciation (depreciation)	$(8,610,952)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Derivative Contracts at 8/31/08

Forward Foreign Currency Exchange Contracts at 8/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	1,250,159	10/22/08	$1,831,482	$1,828,567	$2,915

Swap Agreements at 8/31/08

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/13	USD	1,100,000	(a)	Morgan Stanley Capital Services, Inc.	(1)	5.0% (fixed rate)	$69,577
9/20/13	USD	200,000		JPMorgan Chase Bank	5.3% (fixed rate)	(2)	6,986

							$76,563

(1)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX. NA. HY.10 Index.
(2)	Fund to pay notional amount upon a defined credit event by Aramark Services, Inc., 8.5%, 2/01/15.
(a)	Net unamortized premiums paid by the fund amounted to $71,472.

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.